Notes to the Assets of the Balance Sheet - Summary of Bonds, Available-For-Sale (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cost	€ 207,735,195	€ 268,922,724
Cost		€ 364,672,000
Term deposits, current portion [member]
Disclosure of financial assets [line items]
Maturity	4 - 12 Months
Gross Unrealized Gains	€ 90,000
Gross Unrealized Losses	(201,000)
Cost	207,735,000
Maturity		4 - 12 Months
Gross Unrealized Gains		€ 2,000
Gross Unrealized Losses		(744,000)
Cost		218,978,000
Term deposits, current portion [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost	€ 207,846,000
Cost		€ 219,720,000
Corporate Bonds [member]
Disclosure of financial assets [line items]
Maturity	More than 12 Months
Gross Unrealized Gains	€ 1,000
Gross Unrealized Losses	0
Cost	10,001,000
Corporate Bonds [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost	€ 10,000,000
Term deposits, net of current portion [member]
Disclosure of financial assets [line items]
Maturity	More than 12 Months
Gross Unrealized Gains	€ 18,000
Gross Unrealized Losses	(97,000)
Cost	74,921,000
Maturity		More than 12 Months
Gross Unrealized Gains		€ 12,000
Gross Unrealized Losses		(353,000)
Cost		95,749,000
Term deposits, net of current portion [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost	€ 75,000,000
Cost		€ 96,090,000
Commercial papers [member]
Disclosure of financial assets [line items]
Maturity		4 - 12 Months
Gross Unrealized Gains		€ 0
Gross Unrealized Losses		(55,000)
Cost		49,945,000
Commercial papers [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost		€ 50,000,000